Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized (in Shares)	[1]	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	[1]	24,864,000	22,200,000
Ordinary shares, shares outstanding (in Shares)	[1]	24,864,000	22,200,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.